Income tax - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canada [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 41.6	$ 38.2
Mongolia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	5.6	5.7
Australia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 0.1	$ 0.0